LONG-TERM OPERATING COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM OPERATING COMMITMENTS
Schedule of purchase of energy

Companies	2022	2023	2024	2025	2026	After 2026
Eletronorte	1,003,458	1,003,458	1,003,458	355,622	—	—
Furnas	884,723	839,464	1,038,768	1,031,850	1,005,103	5,342,248
CGT Eletrosul	660,908	644,461	407,749	397,004	397,163	3,106,350
Chesf	230,449	224,650	236,250	222,880	223,490	2,277,890
Total	2,779,538	2,712,033	2,686,225	2,007,356	1,625,756	10,726,488

Schedule of purchase of fuel suppliers

Companies	2022	2023	2024	2025	2026	After 2026
Eletronorte	3,105,931	3,105,931	3,114,440	3,105,931	3,105,931	12,159,933
Eletronuclear	51,763	2,023	78,329	177,177	72,828	13,015,913
CGT Eletrosul	89,946	89,946	89,946	—	—	—
Furnas	185	185	185	185	185	—
Total	3,247,825	3,198,085	3,282,900	3,283,293	3,178,944	25,175,846

Schedule of sale of energy

Companies	2022	2023	2024	2025	2026	After 2026
Eletronorte	5,313,670	1,874,804	1,916,907	2,004,997	2,058,597	7,096,839
Eletronuclear	3,424,500	3,424,500	3,424,500	3,424,500	3,424,500	6,849,000
Furnas	2,388,835	2,382,902	2,373,537	2,371,210	2,370,700	33,198,291
CGT Eletrosul	1,038,928	1,039,019	1,044,019	1,043,999	1,043,999	6,234,147
Chesf	356,210	711,180	801,370	815,370	825,790	8,474,060
Total	12,522,143	9,432,405	9,560,333	9,660,076	9,723,586	61,852,337

Schedule of social and environmental commitments

Companies	2022	2023	2024	2025	2026	After 2026
Eletronuclear	70,169	80,440	67,007	67,007	56,533	—
Furnas	43,841	39,286	44,787	33,946	30,928	—
Eletronorte	9,731	7,203	7,203	2,563	2,563	5,127
Total	123,741	126,929	118,997	103,516	90,024	5,127

Schedule of acquisition of fixed and intangible assets

Companies	2022	2023	2024	2025	2026
Eletronuclear	644,571	192,908	297,935	36,480	—
Chesf	225,830	103,129	32,384	18,857	986
Total	870,401	296,037	330,319	55,337	986

Shcedule of acquisition of supplies

Companies	2022	2023	2024	2025
CGT Eletrosul	29,352	29,352	14,676	14,676

Schedule of usage of public asstes in jointly controlled ventures

Companies	2022	2023	2024	2025	2026	After 2026
SINOP	1,966	1,974	1,982	4,736	4,736	9,473
UHE Simplício/UHE Batalha	1,706	1,706	1,706	1,706	1,706	26,593
Total	3,672	3,680	3,688	6,442	6,442	36,066

Schedule of future commitments regarding the shareholding in SPE, related to AFAC

Companies	2022	2023	2024	2025	2026	After 2026
Itaguaçu da Bahia	328,336	309,433	—	—	—	—
Teles Pires	43,278	38,024	36,668	35,124	16,788	59,337
Brasil Ventos	10,410	10,618	10,828	11,042	—	—
Venture Capital	5,000	5,000	5,000	5,000	—	—
Total	387,024	363,075	52,496	51,166	16,788	59,337

Schedule of other commitments in jointly controlled ventures

Companies	2022	2023	2024	2025	2026	After 2026
CGT Eletrosul	134,929	82,047	76,247	39,339	34,709	509,863